Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current
Cash and cash equivalents (note 10 and 19)	$ 461,152	$ 353,241
Restricted cash – current (note 19)	16,317	56,777
Accounts receivable, including non-trade of $9,140 (2019 – $12,793)	204,941	199,957
Accrued revenue	42,387	107,111
Prepaid expenses and other (note 13)	71,398	86,338
Current portion of net investments in direct financing and sales-type leases, net (notes 3 and 13b)	14,920	273,986
Assets held for sale	0	65,458
Total current assets	811,115	1,142,868
Restricted cash – non-current (note 19)	61,948	44,849
Vessels and equipment (note 10)
At cost, less accumulated depreciation of $1,276,912 (2019 – $1,259,404) (note 7)	2,431,495	2,654,466
Vessels related to finance leases, at cost, less accumulated amortization of $292,557 (2019 – $253,553) (note 6)	2,187,047	2,219,026
Operating lease right-of-use assets (note 6)	81,255	159,638
Total vessels and equipment	4,699,797	5,033,130
Net investment in direct financing and sales-type leases, net – non-current (notes 3 and 13b)	540,066	544,823
Investment in and loans, net to equity-accounted investments (notes 4,12a and 13b)	1,102,386	1,173,728
Goodwill, intangibles and other non-current assets	130,200	133,466
Total assets	7,345,512	8,072,864
Current
Accounts payable	137,910	135,496
Accrued liabilities and other (notes 8, 14 and 16)	303,947	295,001
Short-term debt (note 9)	10,000	50,000
Current portion of long-term debt (note 10)	322,831	523,312
Current obligations related to finance leases (note 6)	97,237	95,339
Current portion of operating lease liabilities (note 6)	32,753	61,431
Liabilities related to assets held for sale (note 7)	0	2,980
Total current liabilities	904,678	1,163,559
Long-term debt (note 10)	1,902,656	2,303,840
Long-term obligations related to finance leases (note 6)	1,681,293	1,730,353
Long-term operating lease liabilities (note 6)	40,229	87,171
Other long-term liabilities (notes 8 and 16)	229,415	216,348
Total liabilities	4,758,271	5,501,271
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 101,107,355 shares outstanding and issued (2019 – 100,784,422)) (note 11)	1,054,890	1,052,284
Accumulated deficit	(472,252)	(546,684)
Non-controlling interest	2,058,273	2,089,730
Accumulated other comprehensive loss (note 15)	(53,670)	(23,737)
Total equity	2,587,241	2,571,593
Total liabilities and equity	$ 7,345,512	$ 8,072,864